COMMITMENTS AND CONTINGENCIES (Detail Textuals 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employment Agreement [Line Items]
Issuance of convertible series D preferred stock		$ 7,042,000
Apex | Convertible Preferred stock | Series D Preferred Stock
Employment Agreement [Line Items]
Escrow percentage of any equity capital raised	25.00%	25.00%
Equity capital raised in excess	500,000	500,000
Issuance of convertible series D preferred stock		$ 7,042,000